Statutory and regulatory requirements (Tables)	12 Months Ended
Dec. 31, 2014
Statutory and regulatory requirements [Abstract]
Statutory amounts based on regulatory requirements
The statutory capital and surplus in certain of our most significant regulatory jurisdictions as at December 31, 2014 and 2013 was as follows:

	Bermuda (a)		United States (b)		Switzerland (c)
	December 31,		December 31,		December 31,
	2014	2013	2014	2013	2014	2013
Required statutory capital and surplus	$586,641	$1,390,179	$95,963	$—	$205,563	$312,563
Actual statutory capital and surplus	3,793,329	3,884,572	452,089	—	701,010	939,609

(a)
The Company's Bermuda based insurance subsidiaries are required to maintain minimum statutory capital and surplus equal to the greater of a minimum solvency margin ("MSM") and the Enhanced Capital Requirement ("ECR") where applicable. The ECR is equal to the higher of each insurer's MSM or the Bermuda Solvency Capital Requirement ("BSCR") model or approved internal capital model. The BSCR for the relevant insurers for the year ended December 31, 2014 will not be filed with the BMA until April 2015. As a result, the required statutory capital and surplus as at December 31, 2014 is based on the MSM of all relevant insurers, whereas the required statutory capital and surplus as at December 31, 2013 is based on the MSM and ECR where applicable for all relevant insurers. Required statutory capital and surplus includes Validus Reinsurance, Ltd., Validus Reinsurance (Switzerland) Ltd (Bermuda Branch), PaCRe, Ltd., IPCRe Limited, Validus Re Americas, Ltd., Talbot Insurance (Bermuda), Ltd., AlphaCat Reinsurance, Ltd. and Mont Fort Re Ltd. Actual statutory capital and surplus includes Validus Reinsurance, Ltd., AlphaCat Reinsurance, Ltd. and Talbot Insurance (Bermuda), Ltd. Validus Reinsurance, Ltd. is the parent company of the other five Bermuda based insurance subsidiaries.

(b)
Required statutory capital and surplus is based on the Risk-Based Capital ("RBC") requirements and includes Western World Insurance Company, Tudor Insurance Company and Stratford Insurance Company. Actual statutory capital and surplus includes Western World Insurance Company. Western World Insurance Company is the parent Company of the other two U.S. based insurance subsidiaries. The results of Western World have been included in the Company's consolidated results from the October 2, 2014 date of acquisition.

(c)
Required statutory capital and surplus is based on the Target Capital ("TC") requirements calculated under the Swiss Solvency Test ("SST"). Required and actual statutory capital and surplus includes Validus Reinsurance (Switzerland) Ltd (formerly Flagstone Réassurance Suisse SA).

During 2015, the Company's regulated subsidiaries have the ability to distribute up to $1,013,379 of unrestricted net assets as dividend payments and/or return of capital to Validus Holdings, Ltd. (2014: $516,854) without prior regulatory approval. During the year ended December 31, 2014, actual dividends and distributions to Validus Holdings, Ltd. from its subsidiaries were $773,966 (2013: $1,009,000).
Statutory net income for the years ended December 31, 2014, 2013 and 2012 was as follows:

	Bermuda (a)			United States (b)			Switzerland (c)
	Year ended December 31,			Year ended December 31,			Year ended December 31,
	2014	2013	2012	2014	2013	2012	2014	2013	2012
Statutory net income (loss)	$509,559	$688,001	$496,227	$105,210	$—	$—	$60,308	$(17,655)	$(1,559)

(a)
Statutory net income includes Validus Reinsurance, Ltd., PaCRe, Ltd. (at the Company's effective 10% equity interest), IPCRe Limited, Validus Re Americas, Ltd., Talbot Insurance (Bermuda), Ltd., AlphaCat Reinsurance, Ltd. and Mont Fort Re Ltd.

(b)
Statutory net income includes Western World Insurance Company, Tudor Insurance Company and Stratford Insurance Company. The results of Western World have been included in the Company's consolidated results from the October 2, 2014 date of acquisition.

(c)
Statutory net income (loss) includes Validus Reinsurance (Switzerland) Ltd (formerly Flagstone Réassurance Suisse SA). The results of Validus Reinsurance (Switzerland) Ltd, a former Flagstone subsidiary, have been included in the Company's consolidated results from the November 30, 2012 date of acquisition.